Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 314,302	$ 232,179
Accounts receivable, net	194,701	206,105
Inventories	216,950	287,964
Restricted assets-current	49,656	49,490
Prepaid expenses and other current assets	17,636	12,184
Total current assets	793,245	787,922
Long-term investments	17,116	9,267
Property and equipment, net	167,417	139,434
Deferred income tax assets, net	8,456	8,884
Operating lease assets	14,134	8,149
Other assets	7,593	7,594
Total assets	1,007,961	961,250
Current Liabilities
Notes and accounts payable	55,586	36,023
Income tax payable	7,544	42,114
Refund liabilities	3,329	6,471
Accrued expenses and other current liabilities	146,351	99,260
Total current liabilities	212,810	183,868
Other long-term liabilities	60,455	44,781
Total liabilities	273,265	228,649
Commitments and Contingencies (Note 16)
Shareholders' Equity
Ordinary Shares at US$0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 132,216 thousand shares in 2022 and 133,676 thousand shares in 2023	1,337	1,322
Additional paid-in capital	321,050	303,564
Accumulated other comprehensive income	1,153	2,595
Retained earnings	411,156	425,120
Total shareholders' equity	734,696	732,601
Total liabilities and shareholders' equity	$ 1,007,961	$ 961,250